UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Capital Growth Portfolio                                                                                                                    as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 83.8%

Security	Shares	Value
Biotechnology — 4.0%
Celgene Corp. (1)	31,300	$1,641,998
Cephalon, Inc. (1)(2)	26,000	1,851,460
Gilead Sciences, Inc. (1)	6,000	459,000
		$3,952,458
Capital Markets — 2.3%
E*Trade Financial Corp. (1)	87,000	$1,846,140
FCStone Group, Inc. (1)(2)	10,520	392,606
		$2,238,746
Commercial Services & Supplies — 0.4%
Copart, Inc. (1)	13,100	$366,931
		$366,931
Communications Equipment — 4.7%
CommScope, Inc. (1)	48,000	$2,059,200
Research in Motion, Ltd. (1)	13,268	1,810,949
Riverbed Technology, Inc. (1)(2)	26,000	718,640
		$4,588,789
Computer Peripherals — 3.2%
Apple, Inc. (1)	14,100	$1,310,031
Brocade Communications Systems, Inc. (1)	187,000	1,780,240
		$3,090,271
Construction & Engineering — 4.2%
Fluor Corp.	5,200	$466,544
Foster Wheeler, Ltd. (1)	62,500	3,649,375
		$4,115,919
Containers & Packaging — 0.5%
Owens-Illinois, Inc. (1)	20,000	$515,400
		$515,400
Diversified Consumer Services — 3.0%
Apollo Group, Inc., Class A (1)(2)	18,500	$812,150
DeVry, Inc.	38,300	1,124,105
Laureate Education, Inc. (1)	17,100	1,008,387
		$2,944,642
Diversified Telecommunication Services — 0.0%
BigBand Networks, Inc. (1)	595	$10,716
		$10,716
Electrical Equipment — 0.5%
General Cable Corp. (1)	10,000	$534,300
		$534,300

Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	13,000	$1,052,350
Hornbeck Offshore Services, Inc. (1)	18,000	515,700
		$1,568,050
Food & Staples Retailing — 1.5%
Shoppers Drug Mart Corp.	15,900	$704,967
Susser Holdings Corp. (1)(2)	42,509	737,531
		$1,442,498
Food Products — 3.0%
Dean Foods Co. (1)	25,000	$1,168,500
Pilgrim’s Pride Corp.	54,000	1,792,260
		$2,960,760
Health Care Equipment & Supplies — 1.1%
American Medical Systems Holdings, Inc. (1)(2)	23,000	$486,910
Thoratec Corp. (1)	30,000	627,000
		$1,113,910
Health Care Providers & Services — 1.7%
DaVita, Inc. (1)	8,000	$426,560
Henry Schein, Inc. (1)	14,900	822,182
Lincare Holdings, Inc. (1)	10,400	381,160
		$1,629,902
Hotels, Restaurants & Leisure — 1.7%
Cheesecake Factory, Inc. (1)(2)	30,000	$799,500
Scientific Games Corp., Class A (1)(2)	27,600	906,108
		$1,705,608
Internet Software & Services — 3.3%
Ariba, Inc. (1)	40,220	$378,068
DealerTrack Holdings, Inc. (1)	17,200	528,384
Equinix, Inc. (1)(2)	6,820	583,997
Google, Inc., Class A (1)	3,649	1,671,826
Switch and Data Facilities Co. (1)	2,414	43,742
		$3,206,017
IT Services — 2.3%
MasterCard, Inc., Class A (2)	7,500	$796,800
MoneyGram International, Inc. (2)	53,600	1,487,936
		$2,284,736
Machinery — 1.0%
Titan International, Inc. (2)	38,000	$962,540
		$962,540

Media — 1.2%
Comcast Corp., Class A (1)	30,000	$778,500
Live Nation, Inc. (1)	19,000	419,140
		$1,197,640
Metals & Mining — 7.1%
Aber Diamond Corp. (2)	13,060	$486,616
Blue Pearl Mining, Ltd. (1)	110,000	1,161,357
Gammon Lake Resources, Inc. (1)(2)	107,000	1,890,690
Golden Star Resources, Ltd. (1)(2)	494,155	2,174,282
United States Steel Corp.	6,300	624,771
Western Copper Corp. (1)	85,000	174,620
Zinifex, Ltd.	37,000	470,187
		$6,982,523
Multiline Retail — 2.2%
Bon-Ton Stores, Inc. (2)	11,500	$646,760
Saks, Inc. (2)	72,000	1,500,480
		$2,147,240
Oil, Gas & Consumable Fuels — 8.3%
CNX Gas Corp. (1)	24,000	$679,920
ConocoPhillips	11,500	786,025
Hess Corp.	48,900	2,712,483
Quicksilver Resources, Inc. (1)(2)	42,000	1,670,340
SXR Uranium One, Inc. (1)(2)	164,060	2,263,975
		$8,112,743
Personal Products — 2.6%
Herbalife, Ltd. (1)	38,408	$1,505,210
Playtex Products, Inc. (1)	80,000	1,085,600
		$2,590,810
Pharmaceuticals — 4.2%
Abbott Laboratories	17,600	$982,080
Adams Respiratory Therapeutics, Inc. (1)(2)	8,500	285,855
Elan Corp. PLC ADR (1)	37,000	491,730
Ipsen SA	7,300	357,494
Shire PLC ADR	31,700	1,962,230
		$4,079,389
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	23,864	$369,415
		$369,415

Semiconductors & Semiconductor Equipment — 4.7%
Applied Micro Circuits Corp. (1)	123,000	$448,950
Atheros Communications, Inc. (1)(2)	32,400	775,332
MEMC Electronic Materials, Inc. (1)	55,500	3,362,190
		$4,586,472
Software — 1.5%
Glu Mobile, Inc. (1)(2)	2,857	$28,570
i2 Technologies, Inc. (1)(2)	58,503	1,404,072
		$1,432,642
Specialty Retail — 2.5%
GameStop Corp., Class A (1)	37,500	$1,221,375
OfficeMax, Inc.	10,200	537,948
Sports Direct International (1)	128,966	702,562
		$2,461,885
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc. (1)(2)	2,448	$71,824
		$71,824
Thrifts & Mortgage Finance — 1.0%
IndyMac Bancorp, Inc. (2)	29,000	$929,450
		$929,450
Tobacco — 3.5%
Lowes Corp. - Carolina Group	45,497	$3,440,028
		$3,440,028
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	3,600	$168,048
		$168,048
Wireless Telecommunication Services — 4.3%
NII Holdings, Inc., Class B (1)(2)	31,975	$2,371,905
Rogers Communications, Inc., Class B	55,200	1,808,352
		$4,180,257
Total Common Stocks (identified cost $63,607,680)		$81,982,559

Short-Term Investments — 37.0%

	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (3)(4)	$20,545	$20,544,570
Investment in Cash Management Portfolio, 4.74% (3)	15,662	15,661,525
Total Short-Term Investments (at amortized cost, $36,206,095)		$36,206,095
Total Investments — 120.8% (identified cost $99,813,775)		$118,188,654
Other Assets, Less Liabilities — (20.8)%		$(20,372,035)
Net Assets — 100.0%		$97,816,619

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at March 31, 2007.
(3)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$101,643,515
Gross unrealized appreciation	$17,132,436
Gross unrealized depreciation	(587,297)
Net unrealized appreciation	$16,545,139

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	May 21, 2007